Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTOFLIO”, subsection “Fees and Expenses” located on page 5 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following: